Operating Leases - Schedule of Future Maturities of Operating Lease Receivable (Detail) $ in Thousands	Dec. 31, 2018 TWD ($)
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease receivable under non-cancellable operating lease	$ 2,717,666
Less than one year [member]
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease receivable under non-cancellable operating lease	105,788
Between one and five years [member]
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease receivable under non-cancellable operating lease	423,150
More than five years [member]
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease receivable under non-cancellable operating lease	$ 2,188,728